SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
June 22, 2022
PRO_SAISTKR22-44